Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Guaranteed revenue program deposits		$ 0	$ 37,500
Fractional ownership deposits	$ 23,142	16,686	3,636
PPP loan		0	339
Other	0	26	28
Total non-current liabilities	$ 23,142	$ 16,712	$ 41,503